As filed with the Securities and Exchange Commission on September 9, 2021

1933 Act Registration No. 333-146827

1940 Act Registration No. 811-22135

United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N‑1A

Registration Statement Under the Securities Act of 1933	☐
Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 708	☒
and/or
Registration Statement Under the Investment Company Act of 1940	☐
Amendment No. 709	☒

Innovator ETFs Trust

(Exact name of registrant as specified in charter)

109 North Hale Street

Wheaton, Illinois 60187

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 208-5212

Corporation Service Company

251 Little Falls Drive

Wilmington, DE 19808

(Name and Address of Agent for Service)

Copy to:

Morrison C. Warren, Esq.

Chapman and Cutler LLP

111 West Monroe Street

Chicago, Illinois 60603

It is proposed that this filing will become effective (check appropriate box):

☐ immediately upon filing pursuant to paragraph (b)

☒ on October 8, 2021 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Contents of Post-Effective Amendment No. 708

This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

The Facing Sheet

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 296, as it relates to Innovator MSCI EAFE Power Buffer ETFTM – March, Innovator MSCI Emerging Markets Power Buffer ETFTM – March and Innovator Russell 2000 Power Buffer ETF™ – March (each a “Fund,” and collectively the “Funds”), each a series of the Registrant, until October 8, 2021.  Parts A, B and C of the Registrant’s Post-Effective Amendment No. 296 under the Securities Act of 1933, filed on December 13, 2019, are incorporated by reference herein.

Signatures

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton, and State of Illinois, on September 9, 2021.

Innovator ETFs Trust

By:	/s/ H. Bruce Bond
H. Bruce Bond
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date
/s/ H. Bruce Bond	Chief Executive Officer, President and Trustee	September 9, 2021
H. Bruce Bond

/s/ John Southard	Vice President, Treasurer and Principal Financial Accounting Officer	September 9, 2021
John Southard

Mark Berg*	) Trustee )
)
By: /s/ H. Bruce Bond
Joe Stowell*	) Trustee )	H. Bruce Bond Attorney-In-Fact
	)	September 9, 2021

Brian J. Wildman*	) Trustee )
)

*

An original power of attorney authorizing H. Bruce Bond and John Southard to execute this Registration Statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed, filed as an exhibit and are incorporated by reference herein.